Acquisitions, Sale of Hospira Infusion Systems Net Assets, Research and Development and Collaborative Arrangements, Equity-Method Investments and Cost-Method Investment - Medivation, Inc. (Details) - USD ($)
$ / shares in Units, $ in Millions
			12 Months Ended					15 Months Ended
		Sep. 28, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2017
Business Acquisition [Line Items]
Cash payments for acquisition, net of cash acquired	[1]		$ 1,000		$ 18,368		$ 16,466
Goodwill			55,952	[2]	54,449	[2]	$ 48,242	$ 55,952 [2]
Medivation [Member]
Business Acquisition [Line Items]
Business acquisition, per share in cash (in dollars per share)		$ 81.5
Payments to acquire businesses, cash portion		$ 14,300
Cash payments for acquisition, net of cash acquired		13,900
Acquisition consideration, amount payable					$ 365
Intangible assets		12,200
Goodwill		6,100
Net deferred tax liabilities		4,000
Assumed contingent consideration		259
Identifiable intangible assets, excluding IPR&D								$ 1,000
Decrease in amortization of intangible assets			$ 38
Developed Technology Rights [Member] | Medivation [Member]
Business Acquisition [Line Items]
Intangible assets		$ 8,100
Acquired intangible assets, useful life		12 years
In Process Research and Development [Member] | Medivation [Member]
Business Acquisition [Line Items]
Intangible assets		$ 4,100

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.